Loan Impairment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans impaired, description	37 loans of $32.4 million and no loans were granted one-time extension for the years ended December 31, 2017 and 2016, respectively, which accounted for 16.8% and nil of total loans originated during the years ended December 31, 2017 and 2016, respectively.
Business Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts	$ 11,336,725	$ 6,517,134
Allowance for loan loss	6,768,841	3,618,550
Impaired amounts of business loans	50,557,907	7,381,094
Impaired amounts of personal loans	124,085,313	6,784,962
Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trouble debt restructuring amounts	45,252,182	881,239
Allowance for loan loss	$ 15,397,550	$ 440,619